Financial Assets - Summary of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	¥ 428
Derivative financial liabilities forward contract		¥ 1,877
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities forward contract		¥ 1,877
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	¥ 428